Personnel costs - Integration and Retention Incentive Plan (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 SEK (kr) person item
Integration and Retention Incentive Plan and Incentive Awards
Number of employees and personnel costs
Variable remuneration constituting deviation from remuneration guidelines (as percentage of fixed salary)			100.00%	100.00%
Incentive Award
Number of employees and personnel costs
Variable remuneration constituting deviation from remuneration guidelines (as percentage of fixed salary)	100.00%	100.00%
Senior executives | Integration and Retention Incentive plan
Number of employees and personnel costs
Number of members in leadership team | person				10
Number of tranches | item				2
Senior executives | Minimum | Integration and Retention Incentive plan
Number of employees and personnel costs
Period of base salary				12 months
Senior executives | Maximum | Integration and Retention Incentive plan
Number of employees and personnel costs
Period of base salary				24 months
Group CEO
Number of employees and personnel costs
Cash compensation from early vesting of long-term incentive plans | kr				kr 8.1
Group CEO | Integration Incentive Award
Number of employees and personnel costs
Integration incentive bonus | kr				kr 8.5
Group CEO | Incentive Award
Number of employees and personnel costs
Period of base salary				24 months
Number of tranches | item				3
Period of base salary as extra incentive				12 months
Former Group CEO | Integration Incentive Award
Number of employees and personnel costs
Period of base salary				18 months